Business Combinations (Tables)	12 Months Ended
Jun. 30, 2014
Printdeal B.V. [Member]
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The table below details the consideration transferred to acquire Printdeal:

Cash paid	$28,300
Deferred consideration payable in Cimpress N.V. shares	5,509
Fair value of contingent consideration	9,053
Total consideration	$42,862

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The fair value of the assets acquired and liabilities assumed was:

		Weighted Average
	Amount	Useful Life in Years
Tangible assets acquired and liabilities assumed:
Cash and cash equivalents	$1,126	n/a
Other current assets	4,103	n/a
Non-current assets	5,382	n/a
Accounts payable and other current liabilities	(5,325)	n/a
Deferred tax liability	(6,436)	n/a
Other long-term liabilities	(561)	n/a
Identifiable intangible assets:
Customer relationships	14,050	8
Trade name	6,061	8
Developed technology	3,857	3
Goodwill	20,605	n/a
Total purchase price	$42,862

Pixartprinting S.p.A [Member]
Business Acquisition [Line Items]
Schedule of Business Acquisitions, by Acquisition [Table Text Block]
The table below details the consideration transferred to acquire Pixartprinting:

Cash paid	$175,896
Shareholder loans assumed	20,227
Fair value of contingent consideration	4,953
Total consideration	$201,076

Business Acquisition, Pro Forma Information [Table Text Block]
The unaudited pro forma results are not necessarily indicative of what actually would have occurred had the acquisition been in effect for the periods presented:

	For the Year Ended
	June 30, 2014	June 30, 2013
Pro forma revenue	$1,383,921	$1,231,160
Pro forma income from operations	$96,615	$45,715

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
The fair value of the assets acquired and liabilities assumed was:

		Weighted Average
	Amount	Useful Life in Years
Tangible assets acquired and liabilities assumed:
Cash and cash equivalents	$6,913	n/a
Other current assets	5,601	n/a
Non-current assets	20,582	n/a
Accounts payable and other current liabilities	(17,681)	n/a
Deferred tax liability	(20,640)	n/a
Other long-term liabilities	(9,943)	n/a
Identifiable intangible assets:
Customer relationships	42,375	6
Trade name	16,372	10
Developed technology	8,943	3
Noncontrolling interest	(5,728)
Goodwill	154,282	n/a
Total purchase price	$201,076